Fair Value Measurement (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 $ / shares	May 31, 2025 HKD ($)
Fair Value Measurement [Abstract]
Fair value measurement	¥ (3,524)	$ (504)
Net Asset Value | $ / shares			$ 8,027.23
Subscribed | $				$ 103,950